Payments, Details - 12 months ended Dec. 31, 2025 - ARS ($) $ in Thousands	Amount [1]	Type	Country	Govt.	Project	Resource	Ext. Method
#: 1
	$ 27,672	Taxes	ARGENTINA	Province of Catamarca - Agencia de Recaudación [Member]	Doña Amalía [Member]	Limestone [Member]	Open Pit
#: 2
	16,592	Fees	ARGENTINA	Province of Neuquen - Direccion Provincial de Rentas [Member]	El Salitral y Cerro Bayo [Member]	Limestone [Member]	Open Pit
#: 3
	42,347	Taxes	ARGENTINA	Province of Neuquen - Direccion Provincial de Rentas [Member]	El Salitral y Cerro Bayo [Member]	Limestone [Member]	Open Pit
#: 4
	11,843,649	Taxes	ARGENTINA	Municipality of Olavarria [Member]	La Pampita y Entorno [Member]	Limestone [Member]	Open Pit
#: 5
	381,746	Taxes	ARGENTINA	Agencia De Recaudacion [Member]	La Pampita y Entorno [Member]	Limestone [Member]	Open Pit
#: 6
	4,415	Taxes	ARGENTINA	Subsecretaría de Minería [Member]	La Pampita y Entorno [Member]	Limestone [Member]	Open Pit
#: 7
	265	Taxes	ARGENTINA	Province of Buenos Aires - Subsecretaría de Minería [Member]	La Pampita y Entorno [Member]	Limestone [Member]	Open Pit
#: 8
	417,654	Taxes	ARGENTINA	Municipality of Olavarria [Member]	La Preferida [Member]	Granite [Member]	Open Pit
#: 9
	12,319	Fees	ARGENTINA	Municipality of Avellaneda [Member]	La Preferida [Member]	Granite [Member]	Open Pit
#: 10
	50,087	Fees	ARGENTINA	Ministerio de Producción de Ciencia e Innovación Tecnológica [Member]	La Preferida [Member]	Granite [Member]	Open Pit
#: 11
	106	Taxes	ARGENTINA	Province of Buenos Aires - Subsecretaría de Minería [Member]	La Preferida [Member]	Granite [Member]	Open Pit
#: 12
	1,021,942	Taxes	ARGENTINA	Municipality of Benito Juarez [Member]	Barker [Member]	Limestone [Member]	Open Pit
#: 13
	81,083	Taxes	ARGENTINA	Province of Buenos Aires - Agencia de Recaudación [Member]	Barker [Member]	Limestone [Member]	Open Pit
#: 14
	362	Taxes	ARGENTINA	Province of Buenos Aires - Subsecretaría de Minería [Member]	Barker [Member]	Limestone [Member]	Open Pit
#: 15
	53	Taxes	ARGENTINA	Province of Buenos Aires - Subsecretaría de Minería [Member]	Barker [Member]	Limestone [Member]	Open Pit
#: 16
	$ 10,262	Taxes	ARGENTINA	Ministerio de Producción de Ciencia e Innovación Tecnológica [Member]	Barker [Member]	Limestone [Member]	Open Pit

[1]	All payments are reported in Argentine Pesos (Ps.) adjusted by inflation according to IAS 29. All payments were made in Ps. As of December 31, 2025, the official nominal exchange rate for pesos into U.S. dollars was Ps. 1,459.4167 per US$1.00 and as of September 14, 2026 the official nominal exchange rate for pesos into U.S. dollars was Ps. 1,510.3215 per US$1.00.